UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Dow 30SM Enhanced Premium & Income Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	May 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Dow 30sm Enhanced Premium & Income Fund Inc. (DPO)

March 31, 2014

Shares	Description (1)			Value
	LONG-TERM INVESTMENTS – 96.8%
	COMMON STOCKS – 95.1%
	Aerospace & Defense – 9.0%
142,600	Boeing Company			$ 17,894,874
142,600	United Technologies Corporation			16,661,384
	Total Aerospace & Defense			34,556,258
	Banks – 2.3%
142,600	JPMorgan Chase & Co.			8,657,246
	Beverages – 1.4%
142,600	Coca-Cola Company			5,512,916
	Capital Markets – 6.1%
142,600	Goldman Sachs Group, Inc.			23,365,010
	Chemicals – 2.5%
142,600	E.I. Du Pont de Nemours and Company			9,568,460
	Communications Equipment – 0.8%
142,600	Cisco Systems, Inc.			3,195,666
	Consumer Finance – 3.3%
142,600	American Express Company			12,838,278
	Diversified Telecommunication Services – 3.1%
142,600	AT&T Inc.			5,000,982
142,600	Verizon Communications Inc.			6,783,482
	Total Diversified Telecommunication Services			11,784,464
	Food & Staples Retailing – 2.8%
142,600	Wal-Mart Stores, Inc.			10,898,918
	Health Care Providers & Services – 3.0%
142,600	UnitedHealth Group Incorporated			11,691,774
	Hotels, Restaurants & Leisure – 3.6%
142,600	McDonald’s Corporation			13,979,078
	Household Products – 3.0%
142,600	Procter & Gamble Company			11,493,560
	Industrial Conglomerates – 6.0%
142,600	3M Co.			19,345,116
142,600	General Electric Company			3,691,914
	Total Industrial Conglomerates			23,037,030
	Insurance – 3.2%
142,600	Travelers Companies, Inc.			12,135,260
	IT Services – 15.2%
142,600	International Business Machines Corporation (IBM)			27,449,074
142,600	Visa Inc.			30,781,636
	Total IT Services			58,230,710
	Machinery – 3.7%
142,600	Caterpillar Inc.			14,170,162
	Media – 3.0%
142,600	Walt Disney Company			11,417,982
	Oil, Gas & Consumable Fuels – 8.0%
142,600	Chevron Corporation			16,956,566
142,600	Exxon Mobil Corporation			13,929,168
	Total Oil, Gas & Consumable Fuels			30,885,734
	Pharmaceuticals – 7.0%
142,600	Johnson & Johnson			14,007,598
142,600	Merck & Company Inc.			8,095,402
142,600	Pfizer Inc.			4,580,312
	Total Pharmaceuticals			26,683,312
	Semiconductors & Equipment – 1.0%
142,600	Intel Corporation			3,680,506
	Software – 1.5%
142,600	Microsoft Corporation			5,845,174
	Specialty Retail – 2.9%
142,600	Home Depot, Inc.			11,283,938
	Textiles, Apparel & Luxury Goods – 2.7%
142,600	Nike, Inc., Class B			10,532,436
	Total Common Stocks (cost $270,144,339)			365,443,872

Shares	Description (1), (3)			Value
	EXCHANGE-TRADED FUNDS – 1.7%
40,000	SPDR Dow Jones Industrial Average ETF Trust			$ 6,571,200
	Total Exchange-Traded Funds (cost $6,091,805)			6,571,200
	Total Long-Term Investments (cost $276,236,144)			372,015,072

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.4%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8%
$ 3,000	U.S. Treasury Bills, (2)	0.000%	7/24/14	$ 2,999,595
	REPURCHASE AGREEMENTS – 0.6%
2,384	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $2,384,294, collateralized by $2,480,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $2,436,445	0.000%	4/01/14	2,384,294
$ 5,384	Total Short-Term Investments (cost $5,383,748)			5,383,889
	Total Investments (cost $281,619,892) – 98.2%			377,398,961
	Other Assets Less Liabilities – 1.8% (4)			6,818,984
	Net Assets – 100%			$384,217,945

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

		Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value (4)
(500)	3M Company	$ (6,754,000)	4/21/14	$ 135.0800	$ (111,328)
(500)	American Express Company	(4,676,000)	4/21/14	93.5200	(24,016)
(500)	AT&T Inc.	(1,738,500)	4/21/14	34.7700	(20,442)
(500)	Boeing Company	(6,310,000)	4/21/14	126.2000	(112,387)
(500)	Caterpillar Inc.	(4,906,500)	4/21/14	98.1300	(98,863)
(500)	Caterpillar Inc.	(5,077,385)	4/25/14	101.5477	(35,632)
(500)	Chevron Corporation	(5,891,000)	4/21/14	117.8200	(107,262)
(500)	Cisco Systems Inc.	(1,113,500)	4/21/14	22.2700	(18,734)
(500)	Coca-Cola Company	(1,961,000)	4/21/14	39.2200	(13,603)
(500)	DuPont E.I. de Nemours and Company	(3,395,500)	4/21/14	67.9100	(42,466)
(500)	Exxon Mobil Corporation	(4,823,500)	4/21/14	96.4700	(105,312)
(500)	General Electric Company	(1,289,000)	4/21/14	25.7800	(27,093)
(500)	Goldman Sachs Group Inc.	(8,630,220)	4/21/14	172.6044	(30,663)
(500)	Home Depot, Inc.	(4,084,500)	4/21/14	81.6900	(12,651)
(500)	IBM Corporation	(9,583,000)	4/21/14	191.6600	(232,278)
(500)	IBM Corporation	(10,044,560)	4/29/14	200.8912	(74,098)
(500)	Intel Corporation	(1,296,500)	4/21/14	25.9300	(23,562)
(500)	Johnson & Johnson	(4,800,000)	4/21/14	96.0000	(145,441)
(500)	JP Morgan Chase & Co.	(3,065,500)	4/21/14	61.3100	(39,275)
(500)	McDonald’s Corporation	(4,926,500)	4/21/14	98.5300	(40,396)
(500)	Merck & Co. Inc.	(2,835,000)	4/21/14	56.7000	(55,071)
(500)	Microsoft Corporation	(2,017,560)	4/21/14	40.3512	(61,402)
(500)	Microsoft Corporation	(2,057,000)	4/21/14	41.1400	(39,309)
(500)	Nike Inc.	(4,043,000)	4/21/14	80.8600	(989)
(500)	Pfizer Inc.	(1,627,500)	4/21/14	32.5500	(24,035)
(500)	Procter & Gamble Company	(3,994,500)	4/21/14	79.8900	(71,949)
(400)	SPDR Dow Jones Industrial ETF Trust Index	(6,520,000)	4/19/14	163.0000	(92,400)
(500)	The Travelers Companies Inc.	(4,244,500)	4/21/14	84.8900	(62,100)
(500)	United Technologies Corporation	(5,802,500)	4/21/14	116.0500	(118,356)
(500)	Unitedhealth Group Inc	(4,158,000)	4/21/14	83.1600	(64,869)
(500)	Verizon Communications Inc.	(2,407,500)	4/21/14	48.1500	(12,872)
(500)	Visa Inc.	(11,313,000)	4/21/14	226.2600	(29,001)
(500)	Wal-Mart Stores Inc.	(3,844,500)	4/21/14	76.8900	(38,449)
(500)	Walt Disney Company	(4,121,500)	4/21/14	82.4300	(32,951)
(16,900)	Total Call Options (Premiums Received cost $1,677,372)	$(153,352,725)			$(2,019,255)

Total Return Swaps outstanding:

					Unrealized
			Expiration	Notional	Appreciation
Counterparty	Receive	Pay	Date	Amount	(Depreciation) (4)
Citibank N.A.	Dow Jones Inustrial Average Total Return Index	12-Month USD-LIBOR-BBA less 5 basis points	6/25/14	$ 56,993,600	$ 7,703,066
HSBC Bank	Dow Jones Inustrial Average Total Return Index	12-Month USD-LIBOR-BBA less 5 basis points	6/25/14	56,993,600	7,703,065
			$113,987,200		$15,406,131

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Common Stocks	$365,443,872	$ –	$ –	$365,443,872
	Exchange-Traded Funds	6,571,200	–	–	6,571,200
	Short-Term Investments:
	U.S. Government and Agency Obligations	–	2,999,595	–	2,999,595
	Repurchase Agreements	–	2,384,294	–	2,384,294
	Derivatives:
	Options Written	(92,400)	(1,926,855)	–	(2,019,255)
	Total Return Swaps	–	15,406,131	–	15,406,131
	Total	$371,922,672	$18,863,165	$ –	$390,785,837

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $281,830,187.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

	Gross unrealized:
	Appreciation				$ 98,567,400
	Depreciation				(2,998,626)

	Net unrealized appreciation (depreciation) of investments				$ 95,568,774

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)

A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(4)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

USD-LIBOR-BBA	United States Dollar - London Inter-Bank Offered Rate - British Bankers Association.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Enhanced Premium & Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: May 30, 2014